Financial instruments by category (Schedule of Credit Quality of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 223,054	$ 223,231
Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	65,049	71,794
Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	44,144	37,342
Moody's, Aa3 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	2,013
Moody's, A3 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	949	1,557
Moody's, Baa1 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	1,721	99
Moody's, Baa3 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	151	198
Moody's, Ba1 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	15,068	23,755
Moody's, Ba2 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	2,953	0
Moody's, Ba3 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	2,745
Moody's, B2 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 63	$ 4,085